Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents
Cash and cash equivalents break down as follows:

	12.31.20	12.31.19	12.31.18
Cash and Due from Banks	175,423,476	177,866,399	300,130,550
Argentine Central Bank’s Bills and Notes Maturing up to 90 Days	128,324,920	79,153,628	146,845,198
Reverse repurchase Transactions Debtors	60,842,046	40,837,234	4,309,110
Loans to Financial Institutions	6,500,000	—	1,964,438
Overnight Placements in Foreign Banks	1,661,834	10,720,687	11,101,128
Mutual Funds	2,760,728	6,764,519	8,083,157
Time Deposits	3,306,869	665,630	598,963

Total Cash and Cash Equivalents	378,819,873	316,008,097	473,032,544